TRADE ACCOUNTS RECEIVABLE, NET - Aging list of gross trade accounts receivable (Details) - Soluciona TI - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Unsecured residual values resulting in benefits to the lessor	R$ 0
Contingent payments recognized as revenue	0
Trade accounts receivable
TRADE ACCOUNTS RECEIVABLE
Nominal amount receivable	573,094	R$ 434,743
Present value of accounts receivable	519,670	R$ 401,129
Trade accounts receivable | 2019
TRADE ACCOUNTS RECEIVABLE
Nominal amount receivable	279,563
Present value of accounts receivable	267,595
Trade accounts receivable | From 1 to 5 years
TRADE ACCOUNTS RECEIVABLE
Nominal amount receivable	293,531
Present value of accounts receivable	R$ 252,075